SCHEDULE II - Condensed Statements of Operations - Parent Company Only (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Net investment income	$ 645,685	$ 398,348	$ 376,469
Net realized and unrealized investment gains (losses)	517,426	(1,969,014)	37,797
Other income	40,965	40,492	28,748
Total revenues	9,122,836	5,726,943	7,399,536
Other expenses	463,385	414,876	398,542
Interest expense	57,532	55,185	55,606
Net foreign exchange losses	42,542	14,774	36,498
Net income (loss)	2,318,119	(939,752)	764,188
Preferred dividends	9,750	9,750	22,693
Loss on redemption of preferred shares	0	0	21,234
Net income (loss) attributable to common shareholder	2,308,369	(949,502)	720,261
Other comprehensive (loss) income	(63,352)	167,287	124,217
Comprehensive income (loss)	2,254,767	(772,465)	888,405
Parent Company
Condensed Income Statements, Captions [Line Items]
Net investment income	2,612	1,851	2,496
Net realized and unrealized investment gains (losses)	1,713	(15,406)	(16,730)
Other income	108	106	148
Total revenues	4,433	(13,449)	(14,086)
Other expenses	51,302	73,046	55,996
Interest expense	46,993	33,408	35,204
Net foreign exchange losses	53,800	(65,165)	(79,696)
Total expenses	152,095	41,289	11,504
Loss before equity in net income (loss) of subsidiaries	(147,662)	(54,738)	(25,590)
Equity in net income (loss) of subsidiaries	2,465,781	(885,014)	789,778
Net income (loss)	2,318,119	(939,752)	764,188
Preferred dividends	9,750	9,750	22,693
Loss on redemption of preferred shares	0	0	21,234
Net income (loss) attributable to common shareholder	2,308,369	(949,502)	720,261
Other comprehensive (loss) income	(63,352)	167,287	124,217
Comprehensive income (loss)	$ 2,254,767	$ (772,465)	$ 888,405